Convertible Advance Payable (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Convertible Advance Payable
Advance Payable	$ 310,000	$ 310,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Discount from Market Price, Purchase Date	45.00%	45.00%
Notes Payable	$ 563,000	$ 563,000